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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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   1. Name and address of issuer:   Protective Variable Life Separate Account
                                    2801 Highway 280 South
                                    Birmingham, Alabama  35223


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   2. Name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of the Issuer, check the box but do not list series or classes):


    /X/
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   3. Investment Company Act File Number: 811-7337


      Securities Act File Number: 33-61599
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4(a). Last day of fiscal year for which this notice is filed:
      Year Ended December 31, 1997

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4(b). Check box if this notice is being filed late (i.e., more than 90 days after the close of the issuer's fiscal year)

                                                                         / /
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4(c). Check box if this is the last time the issuer will be filing this Form.

                                                                         / /

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   5. Calculation of registration fee:

      (i) Aggregate sale price of securities
          sold during the fiscal year in
          reliance on Section 24f (from Item 10):                  $  3,298,704
                                                                   -------------
     (ii) Aggregate price of securities redeemed
          or repurchased during the fiscal
          year (if applicable):                    -    100,971
                                                   -------------
    (iii) Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to
          the Commission:                         +          -0-
                                                  --------------
    (iv) Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                            $ -    100,971
                                                                  --------------
     (v) Net sales-if Item 5(i) is greater than
         Item 5(iv) [sutract Item 5(iv) from
         Item 5(i)]:                                              $    3,197,733
                                                                  --------------
    (vi) Redemption credits available for use in
         future years - if Item 5(i) is less than
         Item 5(iv) [subtract Item 5(iv) from
         Item 5(i)]:                              $          (0)
                                                  --------------
   (vii) Multiplier for determining registration
         fee (See Instruction C.9):                             X    0.000029500
                                                                  --------------
  (viii) Registration fee due [multiply Item 5(v)
         by Item 5(vii)] (enter "0" if no fee is due):          = $          943
                                                                  --------------

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   6. Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units deducted here:
             N/A    .  If there is a number of shares or other units that were
      ______________
      registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
      here:       N/A     .
            ______________

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   7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                         +$  N/A
                                                                  --------------

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   8. Total of the amount of the registration fee due plus any interest due [line 5(viiii) plus line 7]:
                                                                = $          943
                                                                  --------------
                                                                  --------------

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   9. Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:                            March   , 1998
                                                                  --------------

      Method of delivery:

               /X/   Wire Transfer
               / /   Mail or other means

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                                SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)*  /s/ John O'Sullivan
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                             Vice President, Protective Life Insurance Company
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   Date  March __, 1998
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*Please print the name and title of the signing officer below the signature.
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